Other current assets - Schedule of other current assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other current assets
Value-added tax recoverable	¥ 135,525,526		¥ 139,230,233
Interest receivable	55,823,507		127,149,677
Funds receivable from third party payment service providers	28,529,970		28,700,544
Content rights	1,276,545		1,359,781
Deposits for share repurchase program			37,538,310
Others	10,198,320		14,148,698
Total	¥ 231,353,868	$ 31,695,351	¥ 348,127,243
External broker | item	1